Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of detailed information about property plant and equipment

	Furniture and fittings	Office equipment	Medical equipment	Computer equipment	Renovation	Laboratory	Air conditioner	Mobile device	Laboratory equipment	Plant and machinery	Computer and ICT	Signboard	Motor vehicles	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD	USD

Cost
As at April 1 2024	70,263	89,925	22,208	187,568	612,090	2,146,949	1,121	1,132	767,253	289,977	12,932	43,922	251,750	4,497,090
Additions	1,969	6,822	-	8,413	-	-	2,545	-	35,455	25,639	2,929	-	-	83,772
Exchange difference	4,731	6,119	1,486	12,675	40,949	143,631	113	75	51,861	19,783	910	2,938	16,842	302,113

As at March 31, 2025/April 1, 2025	76,963	102,866	23,694	208,656	653,039	2,290,580	3,779	1,207	854,569	335,399	16,771	46,860	268,592	4,882,975
Additions	-	564	-	40,013	2,712	-	-	-	1,925	11,199	-	-	-	56,413
Reclassification	-	-	-	-	-	(34,959)	-	-	34,959	-	-	-	-	-
Exchange difference	7,356	9,859	2,265	21,770	62,548	218,957	362	116	85,034	32,572	(1,654)	4,478	25,675	469,338

As at March 31, 2026	84,319	113,289	25,959	270,439	718,299	2,474,578	4,141	1,323	976,487	379,170	15,117	51,338	294,267	5,408,726

Accumulated depreciation
As at April 1, 2024	43,952	56,547	6,904	73,143	335,735	631,811	648	699	343,502	152,292	2,645	5,601	251,750	1,905,229
Charge for the financial year	7,290	8,261	4,669	19,916	58,831	225,676	286	80	97,370	32,223	1,534	9,151	-	465,287
Exchange difference	3,051	3,907	531	5,191	23,342	45,650	49	49	24,441	10,670	200	511	16,842	134,434

As at March 31, 2025/April 1, 2025	54,293	68,715	12,104	98,250	417,908	903,137	983	828	465,313	195,185	4,379	15,263	268,592	2,405,950
Charge for the financial year	6,583	9,023	4,716	23,304	62,137	219,954	364	85	110,452	33,065	1,757	9,733	-	481,173
Exchange difference	5,489	6,979	1,374	10,215	42,782	96,364	109	82	49,757	20,167	499	1,905	25,675	261,397

As at March 31, 2026	66,365	84,717	18,194	131,769	522,827	1,219,455	1,456	995	625,522	248,417	6,635	26,901	294,267	3,247,520

Carrying amount

As at March 31, 2025	22,670	34,151	11,590	110,406	235,131	1,387,443	2,796	379	389,256	140,214	12,392	31,597	-	2,378,025

As at March 31, 2026	17,954	28,572	7,765	138,670	195,472	1,255,123	2,685	328	350,965	130,753	8,482	24,437	-	2,161,206